Cash and cash equivalents - Schedule of cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 16,683	$ 15,008
Triparty repos and term bank deposits	9,788	7,971
Other cash equivalents	6,559	6,216
Total cash and cash equivalents	$ 33,030	$ 29,195	$ 30,681	$ 31,111